Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.9%
	Australia: 3.2%
237,382	AGL Energy Ltd.	$3,376,265	0.5
758,568	Aurizon Holdings Ltd.	2,720,891	0.4
78,210	BHP Group Ltd.	2,032,285	0.3
116,272	Coca-Cola Amatil Ltd.	767,151	0.1
102,994	Computershare Ltd.	1,186,387	0.2
160,302	Crown Resorts Ltd.	1,389,640	0.2
110,318	Newcrest Mining Ltd.	2,096,425	0.3
90,721	Sonic Healthcare Ltd.	1,642,184	0.3
283,008	Sydney Airport	1,453,216	0.2
166,313	Wesfarmers Ltd.	4,263,483	0.7
		20,927,927	3.2

	Belgium: 0.5%
44,072	UCB S.A.	3,369,311	0.5

	Canada: 5.0%
50,099	Bank of Montreal	3,636,959	0.5
60,848	Bank of Nova Scotia	3,086,519	0.5
82,904	BCE, Inc.	3,733,011	0.6
49,390	Canadian Imperial Bank of Commerce - XTSE	3,745,177	0.6
83,069	CI Financial Corp.	1,247,018	0.2
53,310	Empire Co. Ltd.	1,229,017	0.2
72,510	Great-West Lifeco, Inc.	1,641,614	0.2
19,667	iA Financial Corp., Inc.	738,022	0.1
74,638	National Bank Of Canada	3,352,525	0.5
63,984	Open Text Corp.	2,544,022	0.4
101,061	TELUS Corp.	3,732,588	0.6
44,899	Waste Connections, Inc.	4,249,241	0.6
		32,935,713	5.0

	China: 0.4%
763,000	BOC Hong Kong Holdings Ltd.	2,932,567	0.4

	Denmark: 0.7%
93,391	Novo Nordisk A/S	4,394,825	0.7

	Finland: 0.8%
36,219	Nokian Renkaat OYJ	1,034,780	0.2
22,629	Orion Oyj	740,153	0.1
77,185	Sampo OYJ	3,337,299	0.5
		5,112,232	0.8

	France: 1.3%
32,130	Edenred	1,465,742	0.2
87,252	Getlink SE	1,345,675	0.2
221,722	Orange SA	3,431,162	0.5
9,423	Societe BIC S.A.	737,356	0.1
68,980	Societe Generale	1,725,660	0.3
		8,705,595	1.3

	Germany: 1.7%
6,240	Allianz SE	1,381,734	0.2
55,443	Deutsche Lufthansa AG	1,051,302	0.2
101,619	Deutsche Post AG	2,989,698	0.5
24,223	SAP SE	2,983,954	0.4
433,775	Telefonica Deutschland Holding AG	1,216,817	0.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
169,005		TUI AG	$1,558,098	0.2
			11,181,603	1.7

		Guernsey: 0.6%
65,702		Amdocs Ltd.	3,904,013	0.6

		Hong Kong: 1.6%
350,000		CK Hutchison Holdings Ltd.	3,305,878	0.5
829,000		HKT Trust / HKT Ltd.	1,307,019	0.2
412,500		Power Assets Holdings Ltd.	2,854,416	0.4
27,500		Jardine Matheson Holdings Ltd.	1,765,987	0.3
557,000		NWS Holdings Ltd.	1,097,564	0.2
			10,330,864	1.6

		Israel: 0.3%
278,797		Bank Leumi Le-Israel BM	1,868,014	0.3

		Italy: 1.1%
212,817		Assicurazioni Generali S.p.A.	3,728,068	0.6
722,814		Snam SpA	3,630,301	0.5
			7,358,369	1.1

		Japan: 7.1%
136,300		Canon, Inc.	3,839,841	0.6
14,200		Central Japan Railway Co.	2,951,530	0.4
80,800		Fuji Film Holdings Corp.	3,850,113	0.6
98,600		Japan Airlines Co. Ltd.	3,091,937	0.5
208		Japan Prime Realty Investment Corp.	890,620	0.2
45,400		Kamigumi Co., Ltd.	1,068,045	0.2
14,600		Konami Holdings Corp.	686,904	0.1
79,100		Kyushu Railway Co.	2,353,247	0.4
32,500		Medipal Holdings Corp.	701,520	0.1
19,100		MEIJI Holdings Co., Ltd.	1,338,027	0.2
22,300		Mitsubishi Corp.	577,934	0.1
230,100		Mitsui & Co., Ltd.	3,533,254	0.5
54,900		Nippon Telegraph & Telephone Corp.	2,456,288	0.4
156,200		NTT DoCoMo, Inc.	3,590,417	0.5
14,600	(1)	Oracle Corp. Japan	1,014,271	0.1
179,000		ORIX Corp.	2,523,674	0.4
25,500		Sankyo Co., Ltd.	971,248	0.1
233,600		Sekisui House Ltd.	3,736,373	0.6
249,200		Sumitomo Corp.	3,580,103	0.5
48,600		Sundrug Co., Ltd.	1,213,668	0.2
17,000		Suzuken Co., Ltd.	1,045,434	0.2
781		United Urban Investment Corp.	1,289,362	0.2
			46,303,810	7.1

		Netherlands: 3.2%
46,417	(2)	ABN AMRO Group NV	980,652	0.2
261,781		ING Groep NV	2,827,589	0.4
152,597		Koninklijke Ahold Delhaize NV	3,422,579	0.5

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
40,566		LyondellBasell Industries NV - Class A	$3,012,026	0.4
92,020		NN Group NV	3,493,172	0.6
237,418		Royal Dutch Shell PLC - Class A	7,362,737	1.1
			21,098,755	3.2

		New Zealand: 0.3%
702,461		Spark New Zealand Ltd.	1,750,551	0.3

		Norway: 0.7%
123,069		Mowi ASA	2,855,873	0.4
129,275		Orkla ASA	1,119,507	0.2
32,007		Telenor ASA	658,740	0.1
			4,634,120	0.7

		Singapore: 0.7%
744,200		ComfortDelgro Corp., Ltd.	1,333,595	0.2
209,500		SATS Ltd	774,283	0.1
241,700		Singapore Exchange Ltd.	1,299,917	0.2
337,100		Singapore Technologies Engineering Ltd.	960,949	0.2
			4,368,744	0.7

		Spain: 2.2%
20,855	(2)	Aena SME SA	3,829,524	0.6
123,236		Enagas	3,368,385	0.5
131,370		Endesa S.A.	3,272,638	0.5
2,315	(1)	Ferrovial SA	55,179	0.0
159,778		Ferrovial SA - FERE	3,808,384	0.6
			14,334,110	2.2

		Switzerland: 2.3%
46,396		Nestle SA	4,602,425	0.7
24,763		Roche Holding AG	6,504,055	1.0
13,302		Zurich Insurance Group AG	4,310,248	0.6
			15,416,728	2.3

		United Kingdom: 4.6%
372,509		Aviva PLC	1,904,372	0.3
848,546		BT Group PLC	2,069,287	0.3
125,390		Compass Group PLC	2,836,950	0.4
467,501		Direct Line Insurance Group PLC	1,868,957	0.3
246,021		GlaxoSmithKline PLC	4,749,691	0.7
120,475		Imperial Brands PLC	2,913,142	0.4
1,168,970		Legal & General Group PLC	3,787,853	0.6
808,327		Marks & Spencer Group PLC	2,300,505	0.4
126,369		Persimmon PLC	3,143,470	0.5
1,127,591		Taylor Wimpey PLC	2,355,931	0.4
894,273		Vodafone Group PLC	1,460,014	0.2
354,559		WM Morrison Supermarkets PLC	880,754	0.1
			30,270,926	4.6

		United States: 57.6%
62,882		AbbVie, Inc.	4,823,678	0.7
10,344		Accenture PLC	1,841,956	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
84,012	Aflac, Inc.	$4,309,816	0.7
188,118	AGNC Investment Corp.	3,085,135	0.5
22,514	Air Products & Chemicals, Inc.	4,583,625	0.7
16,686	Allison Transmission Holdings, Inc.	690,634	0.1
25,719	Allstate Corp.	2,456,422	0.4
88,983	Altria Group, Inc.	4,365,506	0.7
39,349	Ameren Corp.	2,885,856	0.4
20,771	Amgen, Inc.	3,462,526	0.5
43,626	Amphenol Corp.	3,795,462	0.6
347,109	Annaly Capital Management, Inc.	3,058,030	0.5
115,364	Apple Hospitality REIT, Inc.	1,781,220	0.3
63,687	Apple, Inc.	11,149,683	1.7
201,012	AT&T, Inc.	6,146,947	0.9
157,273	Bank of America Corp.	4,183,462	0.6
63,047	Bemis Co., Inc.	3,678,792	0.6
122,387	BGC Partners, Inc.	575,219	0.1
10,176	Boeing Co.	3,476,223	0.5
61,599	Booz Allen Hamilton Holding Corp.	3,891,209	0.6
88,126	Bristol-Myers Squibb Co.	3,998,277	0.6
37,312	Broadridge Financial Solutions, Inc. ADR	4,659,149	0.7
6,780	Camden Property Trust	700,781	0.1
64,442	CDK Global, Inc.	3,118,993	0.5
126,626	Centerpoint Energy, Inc.	3,601,243	0.6
52,736	CenturyLink, Inc.	551,091	0.1
53,754	Chevron Corp.	6,119,893	0.9
138,187	Chimera Investment Corp.	2,520,531	0.4
142,820	Cisco Systems, Inc.	7,430,925	1.1
37,878	Citrix Systems, Inc.	3,565,077	0.5
59,593	CMS Energy Corp.	3,343,763	0.5
28,538	CNA Financial Corp.	1,283,068	0.2
32,608	Comerica, Inc.	2,244,083	0.3
33,212	CoreCivic, Inc.	727,343	0.1
31,979	Darden Restaurants, Inc.	3,719,797	0.6
25,538	Eaton Corp. PLC	1,902,326	0.3
41,803	Eli Lilly & Co.	4,846,640	0.7
10,939	Encompass Health Corp.	644,526	0.1
13,388	Everest Re Group Ltd.	3,315,672	0.5
51,931	Evergy, Inc.	3,019,268	0.5
13,170	Exelon Corp.	633,214	0.1
30,068	Expedia Group, Inc.	3,457,820	0.5
44,388	Expeditors International Washington, Inc.	3,088,961	0.5
68,385	Exxon Mobil Corp.	4,839,606	0.7
78,260	Flir Systems, Inc.	3,782,306	0.6
78,597	General Mills, Inc.	3,885,836	0.6
35,070	Genuine Parts Co.	3,468,423	0.5
84,801	Geo Group, Inc./The	1,859,686	0.3
54,934	Hartford Financial Services Group, Inc.	2,892,824	0.4
5,000	HCA Healthcare, Inc.	604,800	0.1
33,814	Hershey Co.	4,462,095	0.7

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
71,562	Hewlett Packard Enterprise Co.	$981,831	0.2
15,902	Home Depot, Inc.	3,018,995	0.5
33,334	Honeywell International, Inc.	5,477,110	0.8
121,648	Intel Corp.	5,357,378	0.8
41,476	InterDigital, Inc.	2,634,556	0.4
40,720	International Business Machines Corp.	5,171,033	0.8
32,545	j2 Global, Inc.	2,743,218	0.4
78,867	Jabil, Inc.	1,939,340	0.3
20,485	JM Smucker Co.	2,490,157	0.4
68,954	Johnson & Johnson	9,043,317	1.4
47,467	JPMorgan Chase & Co.	5,029,603	0.8
142,372	Juniper Networks, Inc.	3,503,775	0.5
44,259	KAR Auction Services, Inc.	2,488,241	0.4
29,107	Kimberly-Clark Corp.	3,722,494	0.6
36,691	Kohl's Corp.	1,809,600	0.3
5,928	Lear Corp.	705,610	0.1
64,399	Maxim Integrated Products	3,386,743	0.5
37,698	MAXIMUS, Inc.	2,685,982	0.4
31,262	McDonald's Corp.	6,198,317	0.9
74,431	MDU Resources Group, Inc.	1,836,957	0.3
85,439	Merck & Co., Inc.	6,767,623	1.0
269,296	MFA Financial, Inc.	1,895,844	0.3
64,887	Microsoft Corp.	8,025,224	1.2
7,751	Motorola Solutions, Inc.	1,162,262	0.2
212,737	New Residential Investment Corp.	3,244,239	0.5
35,483	OGE Energy Corp.	1,474,673	0.2
128,555	Old Republic International Corp.	2,834,638	0.4
49,182	Omnicom Group	3,804,720	0.6
22,262	Oneok, Inc.	1,416,308	0.2
110,216	Oracle Corp.	5,576,930	0.9
49,810	Paychex, Inc.	4,273,200	0.7
49,186	PepsiCo, Inc.	6,295,808	1.0
58,979	Perspecta, Inc.	1,280,434	0.2
176,433	Pfizer, Inc.	7,325,498	1.1
66,056	Philip Morris International, Inc.	5,094,899	0.8
39,349	Phillips 66	3,179,399	0.5
15,279	Pinnacle West Capital Corp.	1,434,851	0.2
145,793	Plains GP Holdings L.P.	3,283,258	0.5
12,455	Popular, Inc.	650,276	0.1
59,664	Procter & Gamble Co.	6,140,022	0.9
40,720	Quest Diagnostics, Inc.	3,905,455	0.6
47,394	Republic Services, Inc.	4,009,058	0.6
37,817	Royal Gold, Inc.	3,327,518	0.5
140,435	Sabre Corp.	2,848,022	0.4
78,728	Service Corp. International	3,453,797	0.5
3,578	Simon Property Group, Inc.	579,958	0.1
56,383	Sonoco Products Co.	3,486,161	0.5
91,205	Starwood Property Trust, Inc.	2,011,070	0.3
48,932	Texas Instruments, Inc.	5,104,097	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
39,926	Total System Services, Inc.	$4,932,059	0.8
257,031	Two Harbors Investment Corp.	3,140,919	0.5
53,650	Tyson Foods, Inc.	4,071,499	0.6
19,061	Valero Energy Corp.	1,341,894	0.2
66,453	Virtu Financial, Inc.	1,529,748	0.2
70,775	Walgreens Boots Alliance, Inc.	3,492,039	0.5
20,485	Walt Disney Co.	2,704,839	0.4
41,427	Waste Management, Inc.	4,530,042	0.7
111,250	Wells Fargo & Co.	4,936,163	0.8
185,662	Western Union Co.	3,601,843	0.6
		376,919,962	57.6

	Total Common Stock (Cost $637,736,752)	628,118,739	95.9

EXCHANGE-TRADED FUNDS: 1.4%
49,301	iShares MSCI EAFE ETF	3,125,684	0.5
22,838	SPDR S&P 500 ETF Trust	6,286,616	0.9

	Total Exchange-Traded Funds (Cost $9,696,399)	9,412,300	1.4

RIGHTS: 0.0%
	United Kingdom: 0.0%
161,665	(1) Marks & Spencer Group PLC	79,710	0.0

	Total Rights (Cost $–)	79,710	0.0

		Value	Percentage of Net Assets
PURCHASED OPTIONS (3): 0.1%
	Total Purchased Options (Cost $315,370)	349,692	0.1

	Total Long-Term Investments (Cost $647,748,521)	637,960,441	97.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Mutual Funds: 3.4%
22,360,075	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.300% (Cost $22,360,075)	22,360,075	3.4

	Total Short-Term Investments (Cost $22,360,075)	22,360,075	3.4

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $670,108,596)	$660,320,516	100.8
Liabilities in Excess of Other Assets	(5,524,794)	(0.8)
Net Assets	$654,795,722	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(4)	Rate shown is the 7-day yield as of May 31, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	19.5%
Financials	16.9
Industrials	11.6
Health Care	10.5
Consumer Staples	9.8
Consumer Discretionary	7.5
Communication Services	6.0
Energy	5.3
Utilities	4.2
Materials	3.4
Exchange-Traded Funds	1.4
Real Estate	1.2
Purchased Options	0.1
Rights	0.0
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$20,927,927	$–	$20,927,927
Belgium	–	3,369,311	–	3,369,311
Canada	32,935,713	–	–	32,935,713
China	–	2,932,567	–	2,932,567
Denmark	–	4,394,825	–	4,394,825
Finland	–	5,112,232	–	5,112,232
France	–	8,705,595	–	8,705,595
Germany	1,216,817	9,964,786	–	11,181,603
Guernsey	3,904,013	–	–	3,904,013
Hong Kong	1,307,019	9,023,845	–	10,330,864
Israel	–	1,868,014	–	1,868,014
Italy	–	7,358,369	–	7,358,369
Japan	890,620	45,413,190	–	46,303,810
Netherlands	3,012,026	18,086,729	–	21,098,755
New Zealand	–	1,750,551	–	1,750,551
Norway	–	4,634,120	–	4,634,120
Singapore	–	4,368,744	–	4,368,744
Spain	–	14,334,110	–	14,334,110
Switzerland	–	15,416,728	–	15,416,728

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
United Kingdom	$–	$30,270,926	$–	$30,270,926
United States	376,919,962	–	–	376,919,962
Total Common Stock	420,186,170	207,932,569	–	628,118,739
Exchange-Traded Funds	9,412,300	–	–	9,412,300
Rights	79,710	–	–	79,710
Purchased Options	–	349,692	–	349,692
Short-Term Investments	22,360,075	–	–	22,360,075
Total Investments, at fair value	$452,038,255	$208,282,261	$–	$660,320,516
Other Financial Instruments+
Forward Foreign Currency Contracts	–	100,756	–	100,756
Total Assets	$452,038,255	$208,383,017	$–	$660,421,272
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(174,807)	$–	$(174,807)
Written Options	–	(521,388)	–	(521,388)
Total Liabilities	$–	$(696,195)	$–	$(696,195)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2019, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 7,732,851	EUR 6,900,000	Bank of America N.A.	07/01/19	$6,212
USD 6,020,381	JPY 660,000,000	Citibank N.A.	07/01/19	(83,996)
USD 14,828,722	CAD 19,900,000	Citibank N.A.	07/02/19	94,544
USD 10,648,954	AUD 15,400,000	State Street Bank and Trust Co.	07/01/19	(43,138)
USD 7,764,179	CHF 7,800,000	State Street Bank and Trust Co.	07/01/19	(47,083)
USD 106,596	HKD 837,375	The Bank of New York Mellon	06/03/19	(218)
USD 12	EUR 11	The Bank of New York Mellon	06/03/19	–
USD 102,494	HKD 805,000	The Bank of New York Mellon	06/04/19	(190)
USD 41,344	HKD 324,719	The Bank of New York Mellon	06/04/19	(77)
USD 89,758	HKD 704,249	The Bank of New York Mellon	06/05/19	(105)
				$(74,051)

At May 31, 2019, the following over-the-counter purchased foreign currency options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value

Call USD vs. Put EUR	BNP Paribas	06/20/19	1.118 USD	13,000,000	$45,500	$49,489
Call USD vs. Put EUR	Societe Generale	07/17/19	1.115 USD	13,900,000	45,870	64,008
Call USD vs. Put GBP	BNP Paribas	06/20/19	1.265 USD	13,500,000	108,000	81,047

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call USD vs. Put GBP	Morgan Stanley Capital Services LLC	07/17/19	1.269 USD	14,200,000	$63,900	$154,095
Call USD vs. Put JPY	Societe Generale	06/20/19	113.180 USD	8,500,000	27,200	180
Call USD vs. Put JPY	Societe Generale	07/17/19	113.500 USD	8,300,000	24,900	873
					$315,370	$349,692

At May 31, 2019, the following OTC written foreign currency options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value

Put USD vs. Call EUR	BNP Paribas	06/20/19	1.171 USD	13,000,000	$45,500	$(355)
Put USD vs. Call EUR	Societe Generale	07/17/19	1.159 USD	13,900,000	45,870	(6,445)
Put USD vs. Call GBP	BNP Paribas	06/20/19	1.364 USD	13,500,000	108,000	(222)
Put USD vs. Call GBP	Morgan Stanley Capital Services LLC	07/17/19	1.342 USD	14,200,000	63,900	(5,074)
Put USD vs. Call JPY	Societe Generale	06/20/19	107.050 USD	8,500,000	27,200	(26,730)
Put USD vs. Call JPY	Societe Generale	07/17/19	107.950 USD	8,300,000	24,900	(81,311)
					$315,370	$(120,137)

At May 31, 2019, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

EURO STOXX 50® Index	BNP Paribas	Call	06/06/19	EUR	3,464.000	3,500	EUR	11,481,505	$135,797	$(590)
EURO STOXX 50® Index	Morgan Stanley Capital Services LLC	Call	06/20/19	EUR	3,384.210	3,850	EUR	12,629,656	183,525	(46,428)
EURO STOXX 50® Index	BNP Paribas	Call	07/02/19	EUR	3,459.900	3,766	EUR	12,354,099	137,076	(20,654)
FTSE 100 Index	Morgan Stanley Capital Services LLC	Call	06/06/19	GBP	7,463.000	1,400	GBP	10,026,394	118,342	(616)
FTSE 100 Index	Morgan Stanley Capital Services LLC	Call	06/20/19	GBP	7,279.480	1,346	GBP	9,639,662	133,131	(53,318)
FTSE 100 Index	BNP Paribas	Call	07/02/19	GBP	7,422.110	1,347	GBP	9,646,823	110,184	(26,793)
Nikkei 225 Index	Societe Generale	Call	06/06/19	JPY	22,398.000	42,800	JPY	881,730,932	117,711	(1)
Nikkei 225 Index	Societe Generale	Call	06/20/19	JPY	21,617.540	59,803	JPY	1,232,012,966	241,475	(20,075)
Nikkei 225 Index	BNP Paribas	Call	07/02/19	JPY	21,516.500	60,084	JPY	1,237,801,900	195,482	(51,037)
S&P 500® Index	BNP Paribas	Call	06/06/19	USD	2,932.000	27,100	USD	74,580,826	780,344	(31)
S&P 500® Index	BNP Paribas	Call	06/20/19	USD	2,899.430	25,185	USD	69,310,631	1,149,554	(34,921)
S&P 500® Index	Morgan Stanley Capital Services LLC	Call	07/02/19	USD	2,888.130	25,354	USD	69,775,729	1,022,258	(146,787)
									$4,324,879	$(401,251)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $667,285,384.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$23,849,976
Gross Unrealized Depreciation	(29,646,386)

Net Unrealized Depreciation	$(5,796,410)